Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Earnings Per Share
(a)
Basic loss per share

	2023	2022	2021
	$ per share	$ per share	$ per share
Total basic loss per share attributable to the ordinary equity holders of the Group	(0.09)	(0.84)	(2.03)

(b)
Diluted loss per share

	2023	2022	2021
	$ per share	$ per share	$ per share
Total diluted loss per share attributable to the ordinary equity holders of the Group	(0.09)	(0.84)	(2.03)
(c)
Reconciliations of loss used in calculating loss per share

	2023	2022	2021
	S$’000	S$’000	S$’000
Basic loss per share
Loss attributable to the ordinary equity holders of the Group used in calculating basic loss per share	(15,269)	(129,193)	(187,413)
Diluted loss per share
Loss attributable to the ordinary equity holders of the Group used in calculating diluted loss per share	(15,269)	(129,193)	(187,413)

Summary of Weighted Average Number of Shares
(d)
Weighted average number of shares used as the denominator

	2023	2022	2021
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	162,644,729	154,563,175	92,275,632
Adjustments for calculation of diluted loss per share[1]:			.
Number of Series B preference shares	—	—	—	*
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share	162,644,729	154,563,175	92,275,632

*Preference shares were converted on 3 August 2021 and the effect of potential conversion was excluded (for periods prior to the actual conversion) as it was anti-dilutive.

1.
Potential ordinary shares outstanding consist of restricted stock units, stock options, warrants, convertible notes and convertible preference shares and are excluded if their effect is anti-dilutive.